CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (29,851)	$ (8,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	8,610	6,485
Operating lease expense	1,405	857
Deferred tax expense	0	2,143
Stock-based compensation	2,841	4,485
Interest expense	0	1,685
Change in fair value of financial instruments	(5,580)	(44,596)
Expenses related to Merger	0	10,937
Foreign exchange differences	(2,909)	(2,363)
Loss on disposal of property and equipment	376	440
Bad debt expense	63	1,456
Loss on equity-method investment	43	0
Changes in operating assets and liabilities:
Accounts receivable	(303)	(1,647)
Prepaid expenses and other current assets	168	(4,367)
Accounts payable	(2,221)	280
Contract liabilities	359	1,719
Accrued expenses and other liabilities	1,691	(3,050)
Operating lease liabilities	(1,005)	(830)
Net cash used in operating activities	(26,313)	(34,487)
Cash flows from investing activities:
Acquisitions of property and equipment	(9,928)	(15,735)
Other	0	53
Net cash used in investing activities	(9,928)	(15,682)
Cash flows from financing activities:
Repurchase of stock	0	(8,603)
Tax withholding payments for vested equity-based compensation awards	(219)	0
Proceeds from exercise of Public Warrants	0	5,292
Proceeds from sale of common stock	0	167,504
Proceeds from exercise of stock options	200	21
Net cash (used in) provided by financing activities	(19)	164,214
Net (decrease) increase in cash, cash equivalents and restricted cash	(36,260)	114,045
Effect of foreign exchange rate changes	1,594	1,722
Cash, cash equivalents and restricted cash - beginning of period	77,792	8,533
Cash, cash equivalents and restricted cash - end of period	$ 43,126	$ 124,300